Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of lease cost	As of December 31, 2020 and 2019, assets under the operating lease totaled $7.5 million and $8.4 million, respectively. The elements of lease cost were as follows:

	Year Ended December 31,
Operating leases	2020	2019
Operating lease cost	$1,889	$1,889
Short-term lease cost	93	36
Variable lease cost	643	541

Total operating lease costs	$2,625	$2,466

Other information	December 31, 2020	December 31, 2019
Operating cash flows used for operating leases	$1,782	$1,735
Weighted average remaining lease term in years	5.5	6.5
Weighted average discount rate	12%	12%

Summary of lessee, operating lease, liability, maturity
Future minimum lease payments under
non-cancelable
leases that have commenced as of December 31, 2020 are as follows:

Year Ended December 31,	Maturity of Lease Liabilities
2021	$1,836
2022	1,891
2023	1,948
2024	2,007
2025	2,067
Thereafter	1,046

Total lease payments	10,795
Less: imputed interest	(2,911)

Total operating lease liabilities	$7,884